Mineral Properties and Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Mineral Properties and Interests [Abstract]
Schedule of mineral properties and interests
	March 31,	December 31,
	2023	2022
Kiewit and all other sites	$3,700,000	$3,700,000
JJS property	250,000	250,000
	3,950,000	3,950,000
Less accumulated amortization	(852,000)	(852,000)
	3,098,000	3,098,000
Asset retirement obligation assets
Kiewit Site	747,300	725,122
Kiewit Exploration	28,377	28,377
JJS property	31,016	31,016
Total	806,693	784,515
Less accumulated amortization	(266,022)	(266,022)
	540,671	518,493

Total	$3,638,671	$3,616,493

	December 31,	December 31,
	2022	2021
Kiewit and all other sites	$3,700,000	$3,700,000
JJS property	250,000	250,000
	3,950,000	3,950,000
Less accumulated amortization	(852,000)	(864,436)
	3,098,000	3,085,564
Asset retirement obligation assets
Kiewit Site	725,122	725,122
Kiewit Exploration	28,377	28,377
JJS property	31,016	31,016
Total	784,515	784,515
Less accumulated amortization	(266,022)	(190,427)
	518,493	594,088
Total	$3,616,493	$3,679,652